Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Other Post Retirement Plan Investments) (Detail) - Foreign Offices and Subsidiaries, Other Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	¥ 22,055	¥ 23,089
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	16,812	16,220
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]	5,243	6,869
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[1]
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,516
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2,516
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5,219	6,477
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5,219	6,477
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		18	66
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		18	66
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	14,294	16,220
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	[2]	14,294	16,220
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8	326
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		2
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		¥ 6	¥ 326

[1]	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.
[2]	Other investment funds mainly consist of mutual funds.